Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 9, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $362,049 (thousands)

List of Other Included Managers: None
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
                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Labs                    COM        002824100      106     2280 SH       Sole                 2280
AFLAC                          COM        001055102        9      227 SH       Sole                  227
ALCOA Inc Com                  COM        013817101       11      350 SH       Sole                  350
ARM Holdings Plc-Sponsored     ADR        042068106       68    11000 SH       Sole                11000
American International Group   COM        026874107    11399   173585 SH       Sole               173585
Amgen                          COM        031162100      408     6352 SH       Sole                 6352
AMSOUTH Bancorporation         COM        032165102        6      244 SH       Sole                  244
Anheuser Busch Inc             COM        035229103      888    17500 SH       Sole                17500
Automatic Data Processing      COM        053015103       54     1215 SH       Sole                 1215
Bank America Corp              COM        060505104      106     2248 SH       Sole                 2248
Bank New York Inc              COM        064057102       12      365 SH       Sole                  365
BP PLC-Sponsored               ADR        055622104      437     7484 SH       Sole                 7484
BP Amoco                       ADS        031905102        6      100 SH       Sole                  100
Baxter International, Inc.     COM        071813109     9469   274121 SH       Sole               274121
Becton Dickinson & Co.         COM        075887109    13771   242451 SH       Sole               242451
Berkshire Hathaway Class B     COM        084670207    13458     4584 SH       Sole                 4584
Best Buy Inc Com               COM        086516101       21      350 SH       Sole                  350
Capital Once Finl Corp         COM        14040H105       21      254 SH       Sole                  254
ChevronTexaco Corp             COM        166764100    10393   197924 SH       Sole               197924
Cigna Corp                     COM        125509109       13      165 SH       Sole                  165
Cisco Systems, Inc.            COM        17275R102     7353   380612 SH       Sole               380612
Citigroup Inc                  COM        172967101    11148   236265 SH       Sole               236265
Comcast Corp Cl A              COM        20030N101     8020   240919 SH       Sole               240919
Conagra Inc                    COM        205887102        9      304 SH       Sole                  304
Conocophillips Com             COM        20825C104       12      135 SH       Sole                  135
Costco Companies, Inc.         COM        22160K105    11692   241527 SH       Sole               241527
CVS                            COM        126650100       14      310 SH       Sole                  310
Dana Corp                      COM        235811106       14      790 SH       Sole                  790
Danaher Corporation            COM        235851102    15601   271747 SH       Sole               271747
Diageo Plc                     ADR        25243Q205    11623   200800 SH       Sole               200800
Dover Corp.                    COM        260003108      259     6180 SH       Sole                 6180
Eastman Kodak                  COM        277461208       12      385 SH       Sole                  385
Echostar Commun Corp           COM        278762109       10      309 SH       Sole                  309
Eli Lilly Co Inc               COM        532457108      398     7010 SH       Sole                 7010
EMC Corp                       COM        26B648102        1      100 SH       Sole                  100
Exxon Mobil Corporation        COM        30231G102     1685    32861 SH       Sole                32861
First Data Corp.               COM        319963104    11541   271288 SH       Sole               271288
Fiserv Inc.                    COM        337738108     9057   225350 SH       Sole               225350
Forest Labs Inc                COM        345838106        8      180 SH       Sole                  180
General Dynamics Corp          COM        369550108    12833   122683 SH       Sole               122683
General Electric               COM        369604103      980    26839 SH       Sole                26839
Gold Reserve Inc.              COM        38068N108      465   104000 SH       Sole               104000
Goldman Sachs Group Inc Com    COM        38141G104       14      130 SH       Sole                  130
Grupo Modelo SA                COM        P4833F104      104    38000 SH       Sole                38000
Guidant Corp.                  COM        401698105      366     5080 SH       Sole                 5080
Health Management Assoc. Inc.  COM        421933102     8557   376615 SH       Sole               376615
Hewlett Packard Co             COM        428236103       15      738 SH       Sole                  738
Home Depot                     COM        437076102      314     7354 SH       Sole                 7354
Illinois Tool Works            COM        452308109       93     1004 SH       Sole                 1004
ITT Industries                 COM        450911102     1172    13878 SH       Sole                13878
Intel Corp.                    COM        458140100      436    18657 SH       Sole                18657
International Business Machine COM        459200101      875     8882 SH       Sole                 8882
Interpublic Group Companies    COM        460690100       72     5400 SH       Sole                 5400
Intuit, Inc.                   COM        461202103     9706   220540 SH       Sole               220540
Johnson & Johnson              COM        478160104    14134   222863 SH       Sole               222863
JP Morgan Chase & Co           COM        46625H100       12      310 SH       Sole                  310
Lee Enterprises                COM        523768109      378     8200 SH       Sole                 8200
Liberty Media Corp-A           COM        530718105     9957   906863 SH       Sole               906863
Liz Claiborne                  COM        539320101    10618   251550 SH       Sole               251550
Lowes Co                       COM        548661107       14      245 SH       Sole                  245
MBNA Corp.                     COM        55262L100    10529   373501 SH       Sole               373501
Markel Corp                    COM        570535104      534     1468 SH       Sole                 1468
Masco Corp                     COM        574599106       16      430 SH       Sole                  430
MBIA Inc                       COM        55262C100        6      100 SH       Sole                  100
McDonald's Corp.               COM        580135101    12103   377500 SH       Sole               377500
Medtronic                      COM        585055106       75     1500 SH       Sole                 1500
Microsoft Corp.                COM        594918104    11102   415473 SH       Sole               415473
MGIC                           COM        552848103       28      400 SH       Sole                  400
Mohawk Industries              COM        608190104      350     3845 SH       Sole                 3845
Morgan Stanley Dean Witter Inc COM        617446448     9486   170870 SH       Sole               170870
Motorola Inc                   COM        620076109       11      660 SH       Sole                  660
Pepsico                        COM        713448108     9163   175527 SH       Sole               175527
Pitney Bowes Inc               COM        724479100        6      140 SH       Sole                  140
Pfizer                         COM        717081103      421    15657 SH       Sole                15657
Procter & Gamble               COM        742718109      367     6658 SH       Sole                 6658
Quest Diagnostics              COM        74834I100       13      135 SH       Sole                  135
Royal Caribbean Cruises LTD    COM        V77807703       16      300 SH       Sole                  300
Sara Lee Corp Com              COM        803111103        2       85 SH       Sole                   85
Southwest Airlines Co          COM        844741108       11      685 SH       Sole                  685
Sungard Data Systems           COM        867363103        8      294 SH       Sole                  294
Taiwan Semiconductor SP        ADR        874039100     6249   736118 SH       Sole               736118            687555
Teco Energy Inc                COM        892375100        3      225 SH       Sole                  225
Time Warner Inc                COM        887317105       14      700 SH       Sole                  700
Target Corp.                   COM        87612E106    16304   313960 SH       Sole               313960            299757
Transocean Sedo Forex Inc      COM        G90078109       12      294 SH       Sole                  294
Viacom Inc Class B             COM        925524308     8412   231166 SH       Sole               231166            218302
Vodafone Group PLC NEW - Ordin COM        G93882101       45    16686 SH       Sole                16686             16686
Vodafone Group PLC             ADR        92857W100     9430   344436 SH       Sole               344436            321092
US Bancorp                     COM        902973304       14      460 SH       Sole                  460
Wal Mart-Stores                COM        931142103     1796    34001 SH       Sole                34001             34001
Walgreen Co                    COM        931422109    11112   289611 SH       Sole               289611            272956
Waste Management Inc.          COM        94106L109    12085   403627 SH       Sole               403627            382250
Wells Fargo                    COM        949746101    11321   182150 SH       Sole               182150            171745
Willis Group Holdings LTD      COM        G96655108    10777   261767 SH       Sole               261767            246807